UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07626)

Exact name of registrant as specified in charter:	Putnam Municipal Opportunities Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2019

Date of reporting period:	July 31, 2018

Item 1. Schedule of Investments:

Putnam Municipal Opportunities Trust

The fund's portfolio
7/31/18 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHL Banks Coll. — Federal Home Loan Banks System Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
IFB — Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.94% as of the close of the reporting period.
MUNICIPAL BONDS AND NOTES (140.5%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.6%)

Black Belt Energy Gas Dist. Mandatory Put Bonds (12/1/23), Ser. A, 4.00%, 12/1/48	A3	$1,700,000	$1,808,834

Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6.50%, 10/1/53	BBB-	2,000,000	2,344,720

Jefferson, Cnty. Rev. Bonds, (Warrants)
5.00%, 9/15/34	AA	2,075,000	2,349,336
5.00%, 9/15/33	AA	275,000	312,243

Selma, Indl. Dev. Board Rev. Bonds, (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 5.80%, 5/1/34	Baa2	750,000	799,073

			7,614,206
Arizona (2.8%)

AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. D, 5.00%, 7/1/51	BB	510,000	521,016

Casa Grande, Indl. Dev. Auth. Rev. Bonds, (Casa Grande Regl. Med. Ctr.), Ser. A, 7.625%, 12/1/29 (escrow)(F)	D/P	3,025,000	9,042

Glendale, Indl. Dev. Auth. Rev. Bonds, (Midwestern U.), 5.125%, 5/15/40	A	2,125,000	2,232,058

Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	350,000	369,156
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	500,000	519,510

Maricopa Cnty., Poll. Control Rev. Bonds, (El Paso Elec. Co.), Ser. A, 7.25%, 2/1/40	Baa1	2,400,000	2,461,896

Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds, Ser. A, 5.00%, 7/1/40 (Prerefunded 7/1/20)	A1	1,000,000	1,062,450

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies), 3.75%, 7/1/24	BBB-	565,000	581,611

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.50%, 12/1/29	Baa1	1,350,000	1,618,893

U. Med. Ctr. Corp. Hosp. Rev. Bonds, U.S. Govt. Coll., 6.50%, 7/1/39 (Prerefunded 7/1/19)	AAA/P	1,000,000	1,044,540

Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Yavapai Regl. Med. Ctr.), 5.00%, 8/1/34	A3	500,000	543,920

Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds, (Yuma Regl. Med. Ctr.), Ser. A, 5.00%, 8/1/32	A-	2,065,000	2,311,788

			13,275,880
California (15.0%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), Ser. A, 5.00%, 7/1/32	A-/F	550,000	587,598

Burbank, Unified School Dist. G.O. Bonds, (Election of 1997), Ser. C, NATL, FGIC, zero %, 8/1/23	AA-	1,000,000	888,930

CA State Edl. Fac. Auth. Rev. Bonds, (Loyola-Marymount U.), NATL, zero %, 10/1/21	A2	1,300,000	1,224,496

CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds, (Caritas Affordable Hsg., Inc.), 5.25%, 8/15/39	BBB+	400,000	438,240

CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.)
5.10%, 6/1/40	A	3,500,000	3,756,935
4.75%, 11/1/46	A	750,000	807,150

CA State Poll. Control Fin. Auth. Solid Waste Disp. 144A
Mandatory Put Bonds (10/15/18), (Republic Svcs., Inc.) Ser. A-1, 1.85%, 11/1/42	A-2	800,000	799,952
Mandatory Put Bonds (11/1/18), (Republic Svcs., Inc.) Ser. A, 1.85%, 8/1/23	A-2	5,250,000	5,250,000

CA State Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds, (American Wtr. Cap. Corp.), 5.25%, 8/1/40	A	1,000,000	1,060,290

CA State Pub. Wks. Board Rev. Bonds, Ser. I-1, 6.125%, 11/1/29 (Prerefunded 11/1/19)	Aaa	1,000,000	1,059,220

CA Statewide Cmnty. Dev. Auth. Rev. Bonds, (899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	450,000	477,473

Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A-1, 5.125%, 6/1/47	B+	3,970,000	3,984,927

Los Angeles Cnty., Fac. Inc. Lease Rev. Bonds, (Vermont Corridor Cnty., Admin. Bldg.), Ser. A, 4.00%, 12/1/48	AA	3,000,000	3,102,630

Los Angeles, Dept. of Arpt. Rev. Bonds, (Los Angeles Intl. Arpt.), 5.00%, 5/15/30	AA	1,000,000	1,116,860

Los Angeles, CA Dept. Wtr. & Pwr. Rev. Bonds, Ser. C., 5%, 7/1/42(T)	AA	12,500,075	14,506,144

Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds, (Laxfuel Corp.), 4.50%, 1/1/27	A	600,000	624,822

M-S-R Energy Auth. Rev. Bonds
Ser. A, 6.50%, 11/1/39	BBB+	3,000,000	4,244,910
Ser. B, 6.50%, 11/1/39	BBB+	3,000,000	4,244,910

Metro. Wtr. Dist. Rev. Bonds, (Southern CA Wtr. Wks.), 5.75%, 8/10/18	AAA	2,050,000	2,052,030

North Natomas, Cmnty. Fac. Special Tax Bonds, (Dist. No. 4), Ser. E, 5.00%, 9/1/30	BBB+	1,250,000	1,381,238

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds, (Election of 2012), 6.625%, 8/1/38 (Prerefunded 8/1/21)	Aa3	500,000	574,035

Redwood City, Elementary School Dist. G.O. Bonds, FGIC, NATL, zero %, 8/1/21	A+	1,990,000	1,881,465

Sacramento, Regl. Trans. Dist. Rev. Bonds, (Farebox), 5.00%, 3/1/42	A3	1,320,000	1,395,847

San Bernardino, Cmnty. College Dist. G.O. Bonds, Ser. A, 4.00%, 8/1/33	Aa2	1,500,000	1,600,425

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/40	A2	3,750,000	3,971,063

Sunnyvale, Cmnty. Fac. Dist. Special Tax Bonds, 7.65%, 8/1/21	B+/P	220,000	220,629

U. of CA Rev. Bonds, Ser. AF, U.S. Govt. Coll, 5.00% 5/15/36 (Prerefunded 5/15/23)(T)	AAA	1,929,375	2,165,906

U. of CA Rev. Bonds, Ser. AF, 5.00% 5/15/36(T)	AA	7,070,625	7,928,996

			71,347,121
Colorado (2.4%)

CO State Hlth. Fac. Auth. Rev. Bonds
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.625%, 6/1/43	Baa2	600,000	659,820
(Valley View Hosp. Assn.), 5.00%, 5/15/40	A-	1,000,000	1,093,650
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	BBB+/F	1,000,000	1,083,430
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.00%, 12/1/33	Baa2	1,650,000	1,745,816

CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (Christian Living Neighborhood), 5.00%, 1/1/37	BB/P	550,000	577,049

Denver City & Cnty., Arpt. Rev. Bonds, (Sub. Syst.), Ser. A, 5.50%, 11/15/31	A2	950,000	1,084,701

E-470 CO Pub. Hwy. Auth. FRN Mandatory Put Bonds, (Sr. Libor Index)
Mandatory Put Bonds (9/1/21), (Sr. Libor Index) Ser. B, 2.433%, 9/1/39	A	1,400,000	1,416,758
Mandatory Put Bonds (9/1/19), (Sr. Libor Index) Ser. A, 2.287%, 9/1/39	A	500,000	501,560

Park Creek, Metro. Dist. Tax Allocation Bonds, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	200,000	222,796

Pub. Auth. for CO Energy Rev. Bonds, (Natural Gas Purchase), 6.50%, 11/15/38	A3	2,250,000	3,103,583

			11,489,163
Connecticut (0.2%)

Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	1,000,000	1,067,250

			1,067,250
Delaware (1.2%)

DE State Econ. Dev. Auth. Rev. Bonds, (Delmarva Pwr.), 5.40%, 2/1/31	Baa1	1,100,000	1,166,704

DE State Hlth. Fac. Auth. Rev. Bonds, (Bayhealth Med. Ctr.), Ser. A, 4.00%, 7/1/40	AA-	1,000,000	1,036,430

DE State Hlth. Fac. Auth. VRDN, (Christiana Care), Ser. A, 1.54%, 10/1/38	VMIG1	3,500,000	3,500,000

			5,703,134
District of Columbia (1.4%)

DC Rev. Bonds, (Howard U.), Ser. A, 6.50%, 10/1/41	BBB	1,575,000	1,680,021

DC U. Rev. Bonds, (Gallaudet U.), 5.50%, 4/1/34	A+	1,000,000	1,081,650

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
Ser. A, 5.00%, 10/1/39	A2	2,000,000	2,065,580
(Metrorail), Ser. A, zero %, 10/1/37	Baa1	3,700,000	1,625,003

			6,452,254
Florida (4.9%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds, (Health First, Inc.), U.S. Govt. Coll., 7.00%, 4/1/39 (Prerefunded 4/1/19)	A2	3,000,000	3,110,970

FL State Muni. Pwr. Agcy. Rev. Bonds, (All Requirements Pwr. Supply), Ser. A, 5.00%, 10/1/31	A2	255,000	256,543

Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	2,250,000	2,487,420

Jacksonville, Port Auth. Rev. Bonds, 5.00%, 11/1/38	A2	600,000	644,268

Lakeland, Hosp. Syst. Rev. Bonds, (Lakeland Regl. Hlth.), 5.00%, 11/15/40	A2	1,350,000	1,476,860

Lakeland, Retirement Cmnty. 144A Rev. Bonds, (1st Mtge. - Carpenters), 6.375%, 1/1/43	BBB-/F	340,000	343,594

Martin Cnty., Rev. Bonds, (Indiantown Cogeneration), 4.20%, 12/15/25	Baa2	1,400,000	1,423,632

Miami-Dade Cnty., Rev. Bonds, (Tran. Syst. Sales Surtax), 5.00%, 7/1/42	AA	3,000,000	3,254,580

Miami-Dade Cnty., Aviation Rev. Bonds
(Miami Intl. Arpt.), Ser. A-1, 5.375%, 10/1/41	A2	3,000,000	3,216,600
5.00%, 10/1/28	A2	500,000	566,700

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/40	A1	1,000,000	1,051,410

Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,350,000	1,458,689

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds
(Acts Retirement-Life Cmnty.), 5.50%, 11/15/33 (Prerefunded 11/15/20)	A-/F	1,000,000	1,083,650
(Lifespace Cmntys, Inc.), Ser. C, 5.00%, 5/15/38	BBB/F	2,000,000	2,147,220

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	360,000	394,024

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.40%, 5/1/37	B+/P	310,000	310,335

			23,226,495
Georgia (6.0%)

Atlanta, Tax Alloc. Bonds, (Atlantic Station)
5.00%, 12/1/22	A3	1,625,000	1,797,039
5.00%, 12/1/21	A3	875,000	952,648

Atlanta, Tax Allocation Bonds, (Beltline), Ser. B, 5.00%, 1/1/30	A2	1,715,000	1,960,125

Atlanta, Arpt. Rev. Bonds, (Hartsfield-Jackson Intl. Arpt.), Ser. A, 5.00%, 1/1/35	Aa3	1,250,000	1,304,138

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6.25%, 11/1/39 (Prerefunded 11/1/19)	Aa2	4,500,000	4,762,440

Fulton Cnty., Dev. Auth. Rev. Bonds, (GA Tech Athletic Assn.), Ser. A, 5.00%, 10/1/42	A2	1,350,000	1,469,799

Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy)
5.00%, 3/1/47	BBB-/F	1,050,000	1,099,938
5.00%, 3/1/37	BBB-/F	1,100,000	1,163,624

Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds, (Northeast GA Hlth. Syst.), Ser. B
5.25%, 2/15/45	AA-	1,535,000	1,601,051
U.S. Govt. Coll., 5.25%, 2/15/45 ( Prerefunded 2/15/20)	AAA/P	4,965,000	5,230,330

Muni. Election Auth. of GA Rev. Bonds, (Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A+	3,500,000	3,874,360

Richmond Cnty., Hosp. Auth. Rev. Bonds, (U. Hlth. Svcs., Inc.)
5.00%, 1/1/31	A1	2,175,000	2,471,170
5.00%, 1/1/30	A1	770,000	878,917

			28,565,579
Idaho (0.1%)

ID State Hlth. Fac. Auth. Rev. Bonds, (St. Luke's Hlth. Sys. Oblig. Group), Ser. A, 5.00%, 3/1/37	A3	500,000	559,530

			559,530
Illinois (17.3%)

Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	1,920,000	2,167,104
Ser. A, 5.50%, 1/1/39	BBB+	500,000	532,725
Ser. D-05, 5.50%, 1/1/37	BBB+	750,000	801,255
Ser. G-07, 5.50%, 1/1/35	BBB+	3,175,000	3,399,314
Ser. D-05, 5.50%, 1/1/34	BBB+	1,000,000	1,072,390
Ser. A, 5.25%, 1/1/33	BBB+	1,250,000	1,316,013
Ser. C, 5.00%, 1/1/38	BBB+	1,500,000	1,575,720

Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	B+	2,250,000	2,331,878
Ser. H, 5.00%, 12/1/36	B+	500,000	517,305
(School Reform), Ser. B-1, NATL, zero %, 12/1/21	Baa2	3,500,000	3,168,515

Chicago, Motor Fuel Tax Rev. Bonds, 5.00%, 1/1/29	Ba1	500,000	524,850

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5.75%, 1/1/39	A	640,000	693,427
Ser. C, 5.375%, 1/1/39	A2	1,250,000	1,364,275
Ser. C, 5.25%, 1/1/28	A2	1,320,000	1,449,914
Ser. C, 5.25%, 1/1/27	A2	2,125,000	2,338,775

Chicago, Sales Tax Rev. Bonds, 5.00%, 1/1/34 (Prerefunded 1/1/25)	AAA/P	1,500,000	1,739,235

Chicago, Trans. Auth. Sales Tax Rev. Bonds, 5.25%, 12/1/49	AA	3,000,000	3,326,190

Chicago, Waste Wtr. Transmission Rev. Bonds
Ser. C, 5.00%, 1/1/39	A	900,000	967,293
(2nd Lien), 5.00%, 1/1/39	A	1,835,000	1,964,019
Ser. A, NATL, zero %, 1/1/24	A+	1,600,000	1,357,424

Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/42	A	645,000	683,365
5.00%, 11/1/39	A	1,080,000	1,159,477

Cicero, G.O. Bonds, Ser. A, AGM, 5.00%, 1/1/21	AA	2,000,000	2,113,960

IL Fin. Auth. Rev. Bonds
(Silver Cross Hosp. & Med. Ctr.), 7.00%, 8/15/44 (Prerefunded 8/15/19)	AAA/P	2,500,000	2,638,675
(IL Rush U. Med. Ctr.), Ser. D, U.S. Govt. Coll., 6.625%, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,490,000	1,546,367
(Rush U. Med. Ctr.), Ser. C, U.S. Govt. Coll., 6.625%, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,425,000	1,478,908

IL State G.O. Bonds
5.00%, 11/1/41	Baa3	1,000,000	1,045,280
5.00%, 1/1/41	Baa3	500,000	520,710
5.00%, 2/1/39	Baa3	300,000	310,185
5.00%, 11/1/34	Baa3	1,000,000	1,054,500
Ser. A, 5.00%, 12/1/31	Baa3	5,750,000	6,120,013
Ser. A, 5.00%, 12/1/28	Baa3	2,500,000	2,690,925

IL State Fin. Auth. Rev. Bonds
(Three Crowns Park), 5.25%, 2/15/47	BB-/P	700,000	733,320
(Three Crowns Park), 5.25%, 2/15/37	BB-/P	375,000	396,926
(Lifespace Cmntys, Inc.), Ser. A, 5.00%, 5/15/35	BBB/F	1,025,000	1,106,180
(Windy City Portfolio), Ser. A-1, 4.375%, 12/1/42	A-	1,000,000	977,230
(Riverside Hlth.Syst.), 4.00%, 11/15/34	A+	500,000	501,025

IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL-CHF-Chicago, LLC), Ser. A
5.00%, 2/15/47	Baa3	2,000,000	2,164,580
5.00%, 2/15/37	Baa3	1,000,000	1,092,640

Kendall & Kane Cntys., Cmnty. United School Dist. G.O. Bonds, (No. 115 Yorkville), NATL, FGIC, zero %, 1/1/21	Aa3	1,075,000	1,015,327

Lake Cnty., Cmnty. Construction School Dist. G.O. Bonds, (No. 073 Hawthorn)
NATL, FGIC, zero %, 12/1/21	AA+	1,805,000	1,679,805
U.S. Govt. Coll., NATL, zero %, 12/1/21 (Escrowed to maturity)	AA+	145,000	135,880
NATL, FGIC, zero %, 12/1/20	AA+	1,495,000	1,427,576
U.S. Govt. Coll., NATL, zero %, 12/1/20 (Escrowed to maturity)	AA+	155,000	148,352

Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. B, stepped-coupon zero % (4.700%, 6/15/31), 12/15/37(STP)	BB+	1,000,000	559,630

Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds, (McCormick), Ser. A, NATL, zero %, 12/15/30	A	12,000,000	7,089,840

Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, (Green Bond), Ser. E, 5.00%, 12/1/30	AA+	1,310,000	1,502,845

Railsplitter Tobacco Settlement Auth. Rev. Bonds, 5.00%, 6/1/24	A	1,500,000	1,695,285

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6.00%, 6/1/28 (Prerefunded 6/1/21)	AAA/P	4,150,000	4,627,582

Southern IL U. Rev. Bonds, (Hsg. & Auxiliary), Ser. A, NATL, zero %, 4/1/25	A	1,870,000	1,506,509

			82,330,518
Indiana (1.3%)

IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5.25%, 10/15/21	A3	180,000	197,233

IN State Fin. Auth. Rev. Bonds
(BHI Sr. Living), 5.75%, 11/15/41	BBB+/F	1,000,000	1,079,210
(Duke Energy Ind.), Ser. C, 4.95%, 10/1/40	Aa3	1,000,000	1,031,990

IN State Fin. Auth. Econ. Dev. Mandatory Put Bonds (12/3/18), (Republic Svcs., Inc.), 1.75%, 12/1/37	A-2	3,000,000	2,999,940

U. Southern IN Rev. Bonds, (Student Fee), Ser. J, AGC, 5.75%, 10/1/28 (Prerefunded 10/1/19)	AA	1,000,000	1,048,350

			6,356,723
Kentucky (1.5%)

KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	1,000,000	1,105,040

KY State Property & Bldg. Comm. Rev. Bonds, (No. 119), 5.00%, 5/1/36	A1	1,000,000	1,118,540

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare, Inc.), Ser. A, 5.00%, 10/1/30	A-	2,750,000	3,130,573

Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/32	A+	1,030,000	1,126,820
5.00%, 7/1/31	A+	385,000	422,060

			6,903,033
Louisiana (0.2%)

LA State Pub. Fac. Auth. Rev. Bonds, (Ochsner Clinic Foundation), 5.00%, 5/15/47	A3	650,000	707,590

			707,590
Maryland (0.2%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds, (Potomac Electric Power Co.), 6.20%, 9/1/22	A2	650,000	667,043

			667,043
Massachusetts (4.5%)

MA State Dept. Trans. Rev. Bonds, (Metro Hwy. Syst.), Ser. B, 5.00%, 1/1/37	A+	2,500,000	2,599,375

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8.00%, 4/15/39 (Prerefunded 10/15/19)	BBB	575,000	619,005
(Linden Ponds, Inc. Fac.), Ser. A-1, 6.25%, 11/15/26	B-/P	960,369	993,550
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	BBB-	500,000	539,885
(Suffolk U.), Ser. A, 5.75%, 7/1/39	Baa2	395,000	404,816
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)	AAA/P	780,000	810,186
(Loomis Cmntys.), Ser. A, 5.75%, 1/1/28	BBB	1,100,000	1,230,427
(Carleton-Willard Village), 5.625%, 12/1/30	A-	750,000	780,458
(Linden Ponds, Inc.), Ser. A-2 , 5.50%, 11/15/46	B-/P	51,190	51,202
(Emerson College), Ser. A, 5.00%, 1/1/40 (Prerefunded 1/1/20)	BBB+	270,000	282,974
(Emerson College), Ser. A, U.S. Govt. Coll., 5.00%, 1/1/40 (Prerefunded 1/1/20)	BBB+	2,730,000	2,861,177
(Intl. Charter School), 5.00%, 4/15/33	BBB-	1,000,000	1,072,810
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	254,614	52,438

MA State Edl. Fin. Auth. Rev. Bonds, (Ed. Loan - Issue 1)
5.00%, 1/1/27	AA	800,000	889,744
4.375%, 1/1/32	AA	445,000	456,370

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Care Group), Ser. B-2, NATL, 5.375%, 2/1/26 (Prerefunded 8/1/18)	A	700,000	700,000
(Northeastern U.), Ser. A, 5.00%, 10/1/35	A1	3,250,000	3,442,595

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. C, 5.35%, 12/1/42	Aa2	600,000	607,428

MA State Port Auth. Special Fac. Rev. Bonds, (Conrac), Ser. A, 5.125%, 7/1/41	A	2,855,000	3,055,136

			21,449,576
Michigan (7.6%)

Detroit, G.O. Bonds, AMBAC, 5.25%, 4/1/24	A-/P	222,425	212,850

Detroit, City School Dist. G.O. Bonds, Ser. A, AGM, 6.00%, 5/1/29	Aa1	1,000,000	1,185,160

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B
AGM, 6.25%, 7/1/36	AA	5,000	5,197
AGM, U.S. Govt. Coll., 6.25%, 7/1/36 (Prerefunded 7/1/19)	AA	1,420,000	1,480,038

Flint, Hosp. Bldg. Auth. Rev. Bonds, (Hurley Med. Ctr.), 7.50%, 7/1/39	Ba1	500,000	535,540

Great Lakes, Wtr. Auth. Swr. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	Baa1	910,000	1,005,605

Karegnondi, Wtr. Auth. Rev. Bonds, (Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/31	A2	2,445,000	2,731,530

Kentwood, Economic Dev. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	1,750,000	1,886,378

MI State Fin. Auth. Rev. Bonds
Ser. H-1, 5.00%, 10/1/39	AA-	1,575,000	1,750,061
(MidMichigan Hlth.), 5.00%, 6/1/39	A1	1,000,000	1,098,350
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	Baa1	1,100,000	1,202,630
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/34	Baa1	1,900,000	2,076,054
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	Baa1	1,000,000	1,092,660
(Local Govt. Program Detroit Wtr. & Swr.), Ser. D4, 5.00%, 7/1/34	A3	100,000	109,457
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A3	850,000	932,297
(Detroit), Ser. C-3, 5.00%, 4/1/27	Aa2	750,000	844,568

MI State Hosp. Fin. Auth. Rev. Bonds
(Trinity Hlth. Credit Group), Ser. A, 5%, 12/1/47(T)	AA-	8,500,000	9,206,794
(Henry Ford Hlth.), 5.75%, 11/15/39 (Prerefunded 11/15/19)	AAA/P	2,000,000	2,104,920

MI State Hsg. Dev. Auth. Rev. Bonds, (Rental Hsg.), Ser. D, 3.95%, 10/1/37	AA	1,050,000	1,062,474

MI State Strategic Fund Ltd. Rev. Bonds, (Worthington Armstrong Venture), 5.75%, 10/1/22 (Escrowed to maturity)	AAA/P	1,650,000	1,871,232

MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Evangelical Homes of MI)
5.50%, 6/1/47	BB+/F	675,000	700,630
5.25%, 6/1/32	BB+/F	320,000	331,869

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6.00%, 6/1/34	B-	575,000	578,450

Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/21	A2	2,000,000	2,187,600

			36,192,344
Minnesota (0.9%)

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN, (Allina Hlth. Syst.), Ser. B-1, 1.51%, 11/15/35	VMIG1	1,000,000	1,000,000

Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic), Ser. B, 1.46%, 11/15/38	VMIG1	1,000,000	1,000,000

St. Cloud, Hlth. Care Rev. Bonds, (CentraCare Hlth. Syst.), Ser. A, 5.125%, 5/1/30	A1	160,000	168,992

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds, (HealthPartners Oblig. Group), Ser. A, 5.00%, 7/1/33	A+	2,000,000	2,254,680

			4,423,672
Mississippi (1.6%)

MS Bus. Fin. Corp. Rev. Bonds, (Syst. Energy Resources, Inc.), 5.875%, 4/1/22	BBB+	1,445,000	1,448,237

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN, (Chevron USA, Inc.)
Ser. B, 1.52%, 12/1/30	VMIG1	775,000	775,000
Ser. E, 1.52%, 12/1/30	VMIG1	2,000,000	2,000,000
Ser. E, 1.52%, 12/1/30	VMIG1	1,550,000	1,550,000

Warren Cnty., Gulf Opportunity Zone Rev. Bonds, (Intl. Paper Co.), Ser. A, 6.50%, 9/1/32	Baa2	2,000,000	2,007,740

			7,780,977
Missouri (0.2%)

MO State Hlth. & Edl. Fac. Auth. VRDN, (WA U. (The)), Ser. D, 1.45%, 9/1/30	VMIG1	1,000,000	1,000,000

			1,000,000
Nebraska (0.2%)

Lancaster Cnty., Hosp. Auth. Rev. Bonds, (Immanuel Oblig. Group), 5.625%, 1/1/40	AA/F	925,000	970,436

			970,436
Nevada (0.4%)

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5.00%, 7/1/33	Aa3	1,565,000	1,755,946

			1,755,946
New Hampshire (0.9%)

NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Catholic Med. Ctr.), 5.00%, 7/1/44	A-	1,000,000	1,093,940
(Elliot Hosp.), 5.00%, 10/1/38	Baa1	500,000	541,385
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,500,000	2,728,925

			4,364,250
New Jersey (7.8%)

Bayonne, G.O. Bonds, (Qualified Gen. Impt.), BAM, 5.00%, 7/1/39	AA	1,300,000	1,431,846

NJ State Econ. Dev. Auth. Rev. Bonds
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB-	500,000	547,405
Ser. WW, 5.25%, 6/15/32	Baa1	1,500,000	1,649,370
Ser. AAA, 5.00%, 6/15/36	Baa1	750,000	813,413
(Biomedical Research), Ser. A, 5.00%, 7/15/29	Baa1	400,000	442,208
Ser. B, 5.00%, 11/1/26	Baa1	4,500,000	5,065,470
5.00%, 6/15/26	Baa1	500,000	533,620

NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Ba1	2,000,000	2,161,640

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds, (NJ American Wtr. Co.)
Ser. A, 5.70%, 10/1/39	A1	3,900,000	4,049,448
Ser. B, 5.60%, 11/1/34	A1	500,000	526,580

NJ State Higher Ed. Assistance Auth. Rev. Bonds, (Student Loan), Ser. 1A, 5.00%, 12/1/22	Aaa	2,500,000	2,753,850

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Peter's U. Hosp.), 5.75%, 7/1/37	Ba1	1,500,000	1,503,735
(Hackensack Meridian Hlth.), Ser. A, 5.00%, 7/1/35	AA-	700,000	801,703

NJ State Trans. Trust Fund Auth. Rev. Bonds
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/30	A+	1,900,000	2,112,439
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	1,000,000	1,120,620
(Trans. Syst.), Ser. A, zero %, 12/15/30	Baa1	10,000,000	5,958,500

South Jersey, Port Corp. Rev. Bonds, (Marine Term.), Ser. S-1, 5.00%, 1/1/34	Baa1	1,000,000	1,090,360

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/34	A-	1,750,000	1,971,323

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds, (Covanta Union), Ser. A, 5.25%, 12/1/31	AA+	2,300,000	2,520,915

			37,054,445
New Mexico (0.3%)

Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/42	BBB-	1,460,000	1,508,151

			1,508,151
New York (7.7%)

Metro. Trans. Auth. Rev. Bonds, (Green Bonds), Ser. C-1, 4.00%, 11/15/32	A1	1,000,000	1,062,400

Metro. Trans. Auth. Dedicated Tax FRN Mandatory Put Bonds (6/1/22), Ser. A-2A, 1.39%, 11/1/26	AA	3,940,000	3,968,132

NY City, Transitional Fin. Auth. Rev. Bonds, Ser. A-1
5.00%, 8/1/36(FWC)	AAA	4,050,000	4,709,664
4.00%, 8/1/41(FWC)	AAA	2,350,000	2,442,167

NY Counties, Tobacco Trust III Rev. Bonds, (Tobacco Settlement), 6.00%, 6/1/43	A3	100,000	100,179

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds, (Orange Regl. Med. Ctr.), FHL Banks Coll., U.S. Govt. Coll., 6.25%, 12/1/37 (Prerefunded 12/1/18)	Baa3	1,800,000	1,829,484

NY State Dorm. Auth. Rev. Bonds, Ser. C, 5%, 3/15/31(T)	AAA	5,000,000	5,386,901

NY State Dorm. Auth. Rev. Bonds, Ser. A Group C, 5%, 3/15/42(T)	AAA	10,855,633	12,386,554

NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	1,000,000	1,073,950

Port Auth. of NY & NJ Rev. Bonds, Ser. 207th, 5.00%, 9/15/30	Aa3	3,150,000	3,667,199

			36,626,630
North Carolina (0.7%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C, 6.75%, 1/1/24 (Prerefunded 1/1/19)	AAA/F	1,000,000	1,022,360

NC State Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds, (Deerfield), Ser. A, 6.00%, 11/1/33 (Prerefunded 11/1/18)	A/F	805,000	814,282

NC State Med. Care Comm. Hlth. Fac. Rev. Bonds, (Presbyterian Homes), Ser. C, 5.00%, 10/1/36	A-/F	550,000	610,407

NC State Med. Care Comm. Retirement Fac. Rev. Bonds, (Salemtowne), 5.25%, 10/1/37	BB/P	1,000,000	1,067,510

			3,514,559
Ohio (7.9%)

American Muni. Pwr., Inc. Rev. Bonds, (Meldahl Hydroelectric (Green Bond)), Ser. A, 5.00%, 2/15/30	A	1,250,000	1,413,888

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 6.50%, 6/1/47	B3	1,160,000	1,194,788
Ser. A-3, 6.25%, 6/1/37	B-	2,225,000	2,330,599
Ser. A-2, 6.00%, 6/1/42	B3	1,500,000	1,500,015
Ser. A-2, 5.75%, 6/1/34	B-	8,825,000	8,847,151

Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 6.00%, 7/1/35	BBB/F	1,125,000	1,223,561

Franklin Cnty., Hosp. Fac. Rev. Bonds, (Nationwide Children's Hosp.), Ser. A, 4.00%, 11/1/44	Aa2	2,050,000	2,089,647

Lake Cnty., Hosp. Fac. Rev. Bonds, (Lake Hosp. Syst., Inc.), Ser. C
6.00%, 8/15/43	Baa1	495,000	496,742
U.S. Govt. Coll., 6.00%, 8/15/43 (Prerefunded 8/15/18)	AAA/P	2,605,000	2,609,324

OH State G.O. Bonds, (Infrastructure Impt.), Ser. A, 4.00%, 2/1/33	Aa1	2,000,000	2,087,860

OH State Air Quality Dev. Auth. FRB, (Columbus Southern Pwr. Co.), Ser. B, 5.80%, 12/1/38	A2	2,000,000	2,088,180

OH State Higher Edl. Fac. Comm. Rev. Bonds, (Kenyon College)
5.00%, 7/1/44	A	3,265,000	3,425,932
U.S. Govt. Coll., 5.00%, 7/1/44 (Prerefunded 7/1/20)	AAA/P	1,735,000	1,841,668

OH State Hosp. Rev. Bonds, (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/41	A2	700,000	758,317

OH State Hosp. Fac. Rev. Bonds, (Cleveland Clinic Hlth. Syst.), Ser. A, 4.00%, 1/1/34	Aa2	1,250,000	1,320,288

OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,125,000	1,235,734

Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/33	A2	605,000	670,140
5.00%, 2/15/32	A2	745,000	828,358

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	625,000	673,463
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB-/F	120,000	128,310

Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group)
5.00%, 7/1/33	A	500,000	543,915
5.00%, 7/1/32	A	250,000	272,658

			37,580,538
Oregon (2.2%)

Gilliam Cnty., Solid Waste Disp. 144A Mandatory Put Bonds (5/1/19), (Waste Mgt., Inc.), Ser. A, 2.25%, 8/1/25	A-2	4,900,000	4,901,029

Keizer, Special Assmt. Bonds, (Keizer Station), Ser. A, 5.20%, 6/1/31	Aa3	1,605,000	1,609,558

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	BBB/F	650,000	712,023

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5.75%, 7/1/39 (Prerefunded 7/1/19)	Aa3	1,250,000	1,297,788

Salem, Hosp. Fac. Auth. Rev. Bonds, (Salem Hlth.), Ser. A, 5.00%, 5/15/33	A+	1,500,000	1,686,915

			10,207,313
Pennsylvania (7.4%)

Cap. Region Wtr. Rev. Bonds
5.00%, 7/15/32	A+	1,000,000	1,152,370
5.00%, 7/15/31	A+	1,250,000	1,446,238

Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds, (Immaculata U.), 5.00%, 11/1/46	BB/F	2,000,000	2,036,920

Cmnwlth. Fin. Auth. Rev. Bonds, (Tobacco Master Settlement Payment), 5.00%, 6/1/35	A1	1,500,000	1,676,445

Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries)
5.00%, 1/1/32	BBB+/F	200,000	220,672
5.00%, 1/1/31	BBB+/F	1,000,000	1,106,120

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds, (Pinnacle Hlth. Syst.), Ser. A, 5.00%, 6/1/34	A1	450,000	506,025

Delaware River Port Auth. PA & NJ Rev. Bonds, Ser. D, 5.00%, 1/1/40	A2	1,200,000	1,249,404

Doylestown, Hosp. Auth. Rev. Bonds, (Doylestown Hosp.), Ser. A, 5.00%, 7/1/41	Baa2	1,650,000	1,763,240

Erie, Higher Ed. Bldg. Auth. Rev. Bonds, (Mercyhurst College), 5.50%, 3/15/38 (Prerefunded 9/15/18)	BB+	725,000	728,611

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds, (Chambersburg Hosp.), 5.375%, 7/1/42	A2	1,000,000	1,058,390

Geisinger, Auth. Rev. Bonds, (Geisinger Hlth. Syst.), Ser. A-2, 5.00%, 2/15/39	Aa2	250,000	280,205

Northampton Cnty., Hosp. Auth. Rev. Bonds, (St. Luke's Hosp. - Bethlehem), Ser. A, 5.50%, 8/15/40 (Prerefunded 8/15/18)	A3	1,250,000	1,251,800

PA State COP, Ser. A
5.00%, 7/1/35	A2	1,050,000	1,172,703
5.00%, 7/1/31	A2	425,000	481,257

PA State Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds, (Amtrak), Ser. A, 5.00%, 11/1/32	A1	1,000,000	1,071,310

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Gwynedd Mercy College), Ser. KK1, 5.375%, 5/1/42	BBB	500,000	521,375
(St. Joseph's U.), Ser. A, 5.00%, 11/1/40	A-	3,000,000	3,168,870

PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 15-117A, 3.95%, 10/1/30	AA+	240,000	243,667

PA State Pub. School Bldg. Auth. Rev. Bonds, (Northampton Cnty. Area Cmnty. College Foundation), BAM, 5.00%, 6/15/32	AA	2,030,000	2,206,630

PA State Tpk. Comm. Rev. Bonds
Ser. B-1, 5.00%, 6/1/42	A3	1,350,000	1,480,046
Ser. A, 5.00%, 12/1/38	A1	1,000,000	1,102,370
Ser. 2nd, 5.00%, 12/1/37	A3	1,000,000	1,104,230
zero %, 12/1/44	A2	4,385,000	4,063,536

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. B, 5.00%, 12/1/38	A2	1,250,000	1,404,400

Philadelphia, Gas Wks. Rev. Bonds, 5.00%, 8/1/32	A	1,000,000	1,122,040

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5.00%, 2/1/35	AA	1,225,000	1,288,957

Westmoreland Cnty., Muni. Auth. Rev. Bonds, BAM, 5.00%, 8/15/27	AA	450,000	517,158

			35,424,989
Rhode Island (0.6%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	2,750,000	2,874,328

			2,874,328
South Carolina (2.1%)

SC State Pub. Svcs. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5.75%, 12/1/43	A1	3,000,000	3,319,350
Ser. A, 5.50%, 12/1/54	A1	3,000,000	3,270,870
Ser. A, 5.00%, 12/1/55	A1	2,000,000	2,124,540
Ser. C, 5.00%, 12/1/46	A1	1,000,000	1,063,430

			9,778,190
Tennessee (1.8%)

Greeneville, Hlth. & Edl. Facs. Board Hosp. Rev. Bonds, (Ballad Hlth. Oblig. Group), Ser. A, 4.00%, 7/1/40	A-	5,000,000	5,024,300

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds, (Mountain States Hlth. Alliance), 6.00%, 7/1/38 (Prerefunded 7/1/20)	A-	3,450,000	3,730,175

			8,754,475
Texas (18.9%)

Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A
5.00%, 12/1/36	BBB-	500,000	543,950
PSFG, 5.00%, 12/1/35	AAA	500,000	569,150

Austin-Bergstrom Landhost Enterprises, Inc. Rev. Bonds
5.00%, 10/1/35	A3	580,000	655,441
5.00%, 10/1/34	A3	530,000	600,729

Bexar Cnty., G.O. Bonds, 4.00%, 6/15/33	Aaa	1,250,000	1,322,613

Central TX Regl. Mobility Auth. Rev. Bonds, (Sr. Lien), Ser. A, 5.00%, 1/1/33	BBB+	425,000	460,067

Clifton, Higher Ed. Fin. Corp. Rev. Bonds, (IDEA Pub. Schools), 5.00%, 8/15/28	BBB+	300,000	337,089

Dallas, Area Rapid Transit Rev. Bonds, U.S. Govt. Coll., 5.00%, 12/1/33 (Prerefunded 12/1/18)	AA+	16,000,000	16,194,846

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5.25%, 11/1/30	A+	3,000,000	3,337,650

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BB+/F	1,000,000	1,068,600
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Baa3	800,000	846,664

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN, (The Methodist Hosp.), Ser. C-1, 1.54%, 12/1/24	A-1+	4,000,000	4,000,000

Houston, Util. Syst. Rev. Bonds, Ser. A, 5.00%, 11/15/33	AA	1,500,000	1,602,465

Love Field, Gen. Arpt. Modernization Corp. Rev. Bonds
5.00%, 11/1/36	A1	1,000,000	1,117,990
5.00%, 11/1/35	A1	1,000,000	1,111,460

Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds, 5.00%, 5/15/33	A	700,000	790,832

Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	1,500,000	1,596,285

Montgomery Cnty., Toll Road Auth. Rev. Bonds
5.00%, 9/15/43	BBB-	1,295,000	1,405,373
5.00%, 9/15/34	BBB-	205,000	224,088

New Hope Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (Children's Hlth. Syst. of TX), Ser. A, 4.00%, 8/15/34	Aa2	600,000	622,122

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	500,000	533,590
(Collegiate Hsg.-College Station I, LLC), AGM, 5.00%, 4/1/46	AA	2,100,000	2,277,324
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.125%, 7/1/53	AA	1,000,000	1,002,560

North TX, Tollway Auth. Rev. Bonds
(1st Tier), Ser. I, 6.50%, 1/1/43	A1	4,000,000	4,831,960
Ser. D, AGC, zero %, 1/1/28	AA	7,800,000	5,806,476

Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds, (Sears Methodist Retirement Syst. Oblig. Group)
Ser. B, 6.15%, 11/15/49 (In default)(NON)	D/P	282,000	395
Ser. A, 5.45%, 11/15/38 (In default)(NON)	D/P	814,000	570

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), Ser. B, 5.00%, 11/15/46	A/F	2,000,000	2,169,120

Houston Independent School District (Harris County Texas) LTD. Tax Bonds	AAA

5.00%, 2/15/34(T)	AAA	5,000,000	5,754,863

5.00%, 2/15/35(T)	AAA	5,000,000	5,754,863

5.00%, 2/15/42(T)	AAA	5,000,000	5,754,863

TX State G.O. Bonds, (Mobility Fund (The)-Trans. Comm.), Ser. B, 5.00%, 10/1/34	Aaa	7,500,000	8,732,925

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/28	A3	1,500,000	1,630,275

TX State Muni. Pwr. Agcy. Rev. Bonds, (Syst. Net/Transmission Converting Security), 5.00%, 9/1/42	A+	1,400,000	1,472,254

TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds, (Blueridge Trans. Group, LLC (SH 288 Toll Lane)), 5.00%, 12/31/55	Baa3	2,000,000	2,149,720

TX State Trans. Comm. Tpk. Syst. Rev. Bonds, (1st Tier), Ser. A, 5.00%, 8/15/41	A3	2,500,000	2,683,775

Uptown Dev. Auth. Tax Alloc. Bonds, Ser. A
5.00%, 9/1/40	BBB	300,000	330,096
5.00%, 9/1/35	BBB	505,000	560,904

			89,853,946
Utah (1.0%)

Murray City, Hosp. VRDN, (IHC Hlth. Svcs., Inc.), Ser. A, 1.50%, 5/15/37	VMIG1	4,000,000	4,000,000

Salt Lake City, Hosp. Rev. Bonds, AMBAC, U.S. Govt. Coll., 6.75%, 5/15/20 (Escrowed to maturity)	AAA/P	700,000	711,641

			4,711,641
Virginia (3.3%)

Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/36	BBB/F	425,000	472,685

King George Cnty., Indl. Dev. Auth. Mandatory Put Bonds (5/1/19), (Waste Mgt., Inc.-King George Landfill, Inc.), Ser. A, 2.25%, 6/1/23	A-2	5,000,000	5,001,050

Small Bus. Fin. Auth. Private Activity Rev. Bonds, (Transform 66 P3)
5.00%, 12/31/52	Baa3	750,000	821,033
5.00%, 12/31/49	Baa3	3,500,000	3,839,815

VA Cmnwlth. Trans. Board Rev. Bonds, 4.00%, 5/15/33	Aa1	3,000,000	3,192,390

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Mountain States Hlth. Alliance), Ser. C, 7.75%, 7/1/38 (Prerefunded 1/1/19)	A-	2,100,000	2,155,146

			15,482,119
Washington (5.0%)

Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	875,000	958,335

Port Seattle, Port Indl. Dev. Corp. Rev. Bonds, (Delta Airlines, Inc.), 5.00%, 4/1/30	BBB-	1,300,000	1,412,918

WA State G.O. Bonds (Sr. 520 Corridor-Motor Vehicle Tax), Ser. C, 5%, 6/1/28(T)	AA+	5,000,000	5,411,412

Tobacco Settlement Auth. of WA Rev. Bonds, 5.25%, 6/1/32	A-	2,125,000	2,275,833

WA State GO Bonds, Ser. C, 5%, 2/1/33(T)	AA+	6,600,000	7,737,690

WA State Hlth. Care Fac. Auth. FRN Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 2.483%, 1/1/42	A+	1,500,000	1,521,405

WA State Hlth. Care Fac. Auth. Rev. Bonds
(Kadlec Med. Ctr.), 5.50%, 12/1/39 (Prerefunded 12/1/20)	AAA/P	1,200,000	1,301,724
(Overlake Hosp. Med. Ctr.), Ser. A, 5.00%, 7/1/35	A2	2,350,000	2,636,583

WA State Hsg. Fin. Comm. 144A Rev. Bonds, (Bayview Manor Homes), Ser. A, 5.00%, 7/1/36	BB+/P	375,000	391,669

			23,647,569
Wisconsin (1.0%)

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB	350,000	377,258

Pub. Fin. Auth. Higher Ed. Fac. Rev. Bonds, (Gannon U.), 5.00%, 5/1/42	BBB+	1,100,000	1,180,454

WI State Rev. Bonds, Ser. A, U.S. Govt. Coll., 6.00%, 5/1/27 (Prerefunded 5/1/19)	AAA/P	235,000	242,983

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Prohealth Care, Inc.), 6.625%, 2/15/39 (Prerefunded 2/15/19)	AAA/P	1,500,000	1,541,460
(Prohealth Care, Inc.), 5.00%, 8/15/39	A1	750,000	814,553
(Three Pillars Sr. Living), 5.00%, 8/15/33	A/F	430,000	463,863

WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds, (Mary's Woods at Marylhurst), Ser. A, 5.25%, 5/15/37	BB/F	250,000	273,628

			4,894,199
Wyoming (0.4%)

Campbell Cnty., Solid Waste Fac. Rev. Bonds, (Basin Elec. Pwr. Co-op), Ser. A, 5.75%, 7/15/39	A	2,000,000	2,073,120

			2,073,120
TOTAL INVESTMENTS

Total investments (cost $642,996,294)			$668,188,932

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2018 through July 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $475,601,761.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $84,995,895 to cover tender option bonds.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	21.9%
	Transportation	18.6
	Prerefunded	17.3
	Utilities	17.1
	State debt	12.6
	Local debt	12.0
	Tax bonds	11.0
	Education	10.0

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust's assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund's portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund's investments with a value of $81,994,985 were held by the TOB trust and served as collateral for $53,663,017 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $171,431 for these investments based on an average interest rate of 1.29%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$668,178,925	$10,007

Totals by level	$—	$668,178,925	$10,007

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Opportunities Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: September 27, 2018